                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment(Check only one):      / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Firsthand Capital Management, Inc.
Address:      125 South Market
              Suite 1200
              San Jose, California 95113

Form 13F File Number: 28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
Title:   President
Phone:   (408) 294-2200

Signature, Place, and Date of Signing

         /s/ Kevin Landis             San Jose, California    10/24/03
   -------------------------------    --------------------   -----------
             [Signature]                 [City, State]         [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                        --------------------

Form 13F Information Table Entry Total:            164
                                        --------------------

Form 13F Information Table Value Total: $          1,126,784
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 AS OF 09/30/03

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE         SHARES/    SH/   PUT/   INVESTMENT
NAME OF ISSUER                                   TITLE OF CLASS      CUSIP      (x$1000)       PRN AMT    PRN   CALL   DISCRETION
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                   Common Stock       80004C101   $    87,488    1,373,465   SH              SOLE
Lexar Media, Inc.                               Common Stock       52886P104   $    38,673    2,266,900   SH              SOLE
Corning, Inc.                                   Common Stock       219350105   $    35,698    3,791,798   SH              SOLE
Zoran Corp.                                     Common Stock       98975F101   $    33,067    1,689,682   SH              SOLE
Comverse Technology, Inc.                       Common Stock       205862402   $    32,673    2,182,585   SH              SOLE
Electronic Arts, Inc.                           Common Stock       285512109   $    32,468      352,455   SH              SOLE
Raytheon Co.                                    Common Stock       755111507   $    32,000    1,143,488   SH              SOLE
Western Digital Corp.                           Common Stock       958102105   $    26,058    2,021,600   SH              SOLE
Cisco Systems, Inc.                             Common Stock       17275R102   $    24,625    1,257,720   SH              SOLE
UTStarcom, Inc.                                 Common Stock       918076100   $    24,435      768,400   SH              SOLE
Adobe Systems, Inc.                             Common Stock       00724F101   $    23,292      591,669   SH              SOLE
Anaren, Inc.                                    Common Stock       032744104   $    20,720    1,622,520   SH              SOLE
Websense, Inc.                                  Common Stock       947684106   $    20,546      960,990   SH              SOLE
STMicroelectronics N.V. - ADR                   Common Stock       861012102   $    20,442      849,975   SH              SOLE
Motorola, Inc.                                  Common Stock       620076109   $    20,337    1,699,000   SH              SOLE
Wind River Systems, Inc.                        Common Stock       973149107   $    19,771    3,476,557   SH              SOLE
CACI International, Inc. - A                    Common Stock       127190304   $    19,261      449,500   SH              SOLE
Stratex Networks, Inc.                          Common Stock       86279T109   $    18,714    4,859,591   SH              SOLE
Concord Communications, Inc.                    Common Stock       206186108   $    17,321    1,328,300   SH              SOLE
PMC-Sierra, Inc.                                Common Stock       69344F106   $    16,563    1,255,700   SH              SOLE
Aeroflex, Inc.                                  Common Stock       007768104   $    16,076    1,826,770   SH              SOLE
Tekelec, Inc.                                   Common Stock       879101103   $    14,661      934,400   SH              SOLE
Hyperion Solutions                              Common Stock       44914M104   $    14,493      499,600   SH              SOLE
Applied Micro Circuits Corp.                    Common Stock       03822W109   $    14,094    2,899,900   SH              SOLE
L-3 Communications Holdings, Inc.               Common Stock       502424104   $    13,840      320,000   SH              SOLE
TriQuint Semiconductor, Inc.                    Common Stock       89674K103   $    13,229    2,341,500   SH              SOLE
Roxio, Inc.                                     Common Stock       780008108   $    12,984    1,495,810   SH              SOLE
NetScreen Technologies, Inc.                    Common Stock       64117V107   $    12,257      551,385   SH              SOLE
FLIR Systems, Inc.                              Common Stock       302445101   $    11,963      470,600   SH              SOLE
Marvell Technology Group Ltd.                   Common Stock       G5876H105   $    11,334      300,000   SH              SOLE
Skyworks Solutions, Inc.                        Common Stock       83088M102   $    11,304    1,242,240   SH              SOLE
Taiwan Semiconductor Manufacturing Co. - ADR    ADR                874039100   $    10,893    1,007,840   SH              SOLE
Harris Corp.                                    Common Stock       413875105   $    10,737      300,000   SH              SOLE
eBay, Inc.                                      Common Stock       278642103   $    10,288      192,150   SH              SOLE
Anteon Corp                                     Common Stock       03674E108   $    10,178      332,600   SH              SOLE
Cree, Inc.                                      Common Stock       225447101   $    10,036      541,900   SH              SOLE
Intrado, Inc.                                   Common Stock       46117A100   $     9,514      417,635   SH              SOLE
Enterasys Networks, Inc.                        Common Stock       293637104   $     9,398    2,349,500   SH              SOLE
TranSwitch Corp.                                Common Stock       894065101   $     9,159    3,693,000   SH              SOLE
SAP AG - ADR                                    ADR                803054204   $     9,066      298,575   SH              SOLE
SunGard Data Systems, Inc.                      Common Stock       867363103   $     8,945      340,000   SH              SOLE
Powerwave Technologies, Inc.                    Common Stock       739363109   $     8,704    1,310,875   SH              SOLE
Kopin Corp.                                     Common Stock       500600101   $     7,839    1,137,720   SH              SOLE
@ Road, Inc.                                    Common Stock       04648K105   $     7,674      574,800   SH              SOLE
Time Warner, Inc.                               Common Stock       887317105   $     7,634      506,550   SH              SOLE
Symantec Corp.                                  Common Stock       871503108   $     7,597      120,435   SH              SOLE
BEA Systems, Inc.                               Common Stock       073325102   $     7,272      605,162   SH              SOLE
Microsoft Corp.                                 Common Stock       594918104   $     7,144      257,554   SH              SOLE
Flextronics International, Ltd.                 Common Stock       Y2573F102   $     6,862      483,982   SH              SOLE
SpectraLink Corp.                               Common Stock       847580107   $     6,667      356,700   SH              SOLE
Herley Industries, Inc.                         Common Stock       427398102   $     6,517      372,400   SH              SOLE
Progress Software Corp.                         Common Stock       743312100   $     6,489      300,000   SH              SOLE
Magma Design Automation, Inc.                   Common Stock       559181102   $     6,207      316,664   SH              SOLE
McData Corp.                                    Common Stock       580031102   $     6,149      521,560   SH              SOLE
ATI Technologies, Inc.                          Common Stock       001941103   $     6,067      408,300   SH              SOLE
Intel Corp.                                     Common Stock       458140100   $     5,694      207,560   SH              SOLE
Oracle Corp.                                    Common Stock       68389X105   $     5,664      504,914   SH              SOLE
Altera Corp.                                    Common Stock       021441100   $     5,567      294,762   SH              SOLE
Business Objects SA - ADR                       ADR                12328X107   $     5,467      219,480   SH              SOLE
QUALCOMM, Inc.                                  Common Stock       747525103   $     5,269      126,793   SH              SOLE
Texas Instruments, Inc.                         Common Stock       882508104   $     5,169      227,409   SH              SOLE
PerkinElmer, Inc.                               Common Stock       714046109   $     5,129      335,000   SH              SOLE
TeleCommunication Systems, Inc. - A             Common Stock       87929J103   $     5,068    1,181,245   SH              SOLE
Agilent Technologies, Inc.                      Common Stock       00846U101   $     4,942      224,234   SH              SOLE
Documentum, Inc.                                Common Stock       256159104   $     4,804      225,000   SH              SOLE
Xilinx, Inc.                                    Common Stock       983919101   $     4,724      166,656   SH              SOLE
Electronics For Imaging                         Common Stock       286082102   $     4,666      200,000   SH              SOLE
InterActiveCorp                                 Common Stock       45840Q101   $     4,542      137,296   SH              SOLE
REMEC, Inc.                                     Common Stock       759543101   $     4,488      440,000   SH              SOLE
ChipPAC, Inc.                                   Common Stock       169657103   $     4,264      725,282   SH              SOLE
Celeritek, Inc.                                 Common Stock       150926103   $     4,230      522,200   SH              SOLE
Amdocs, Ltd.                                    Common Stock       G02602103   $     4,092      218,130   SH              SOLE
Nokia Corp. - ADR                               ADR                654902204   $     3,824      245,895   SH              SOLE
CIENA Corp.                                     Common Stock       171779101   $     3,781      645,200   SH              SOLE
Pixar                                           Common Stock       725811103   $     3,692       55,570   SH              SOLE
Concurrent Computer Corp.                       Common Stock       206710204   $     3,670      968,400   SH              SOLE
Cox Communications, Inc. - A                    Common Stock       224044107   $     3,623      114,835   SH              SOLE
EMC Corp.                                       Common Stock       268648102   $     3,549      281,861   SH              SOLE
Netflix, Inc.                                   Common Stock       64110L106   $     3,440      102,500   SH              SOLE
Alvarion, Ltd.                                  Common Stock       M0861T100   $     3,309      516,200   SH              SOLE
OmniVision Technologies, Inc.                   Common Stock       682128103   $     3,187       75,500   SH              SOLE
Applied Materials, Inc.                         Common Stock       038222105   $     3,049      168,652   SH              SOLE
PDF Solutions, Inc.                             Common Stock       693282105   $     3,049      271,040   SH              SOLE
ASML Holding N.V.                               Common Stock       N07059111   $     2,947      225,082   SH              SOLE
Mercury Interactive Corp.                       Common Stock       589405109   $     2,859       62,700   SH              SOLE
ViaSat, Inc.                                    Common Stock       92552V100   $     2,753      154,300   SH              SOLE
Microtune, Inc.                                 Common Stock       59514P109   $     2,693      922,275   SH              SOLE
KLA-Tencor Corp.                                Common Stock       482480100   $     2,639       51,298   SH              SOLE
Amazon.com, Inc.                                Common Stock       023135106   $     2,422       50,000   SH              SOLE
Macromedia, Inc.                                Common Stock       556100105   $     2,420       98,900   SH              SOLE
Liberty Media Corp. - A                         Common Stock       530718105   $     2,352      235,864   SH              SOLE
Agere Systems, Inc. - A                         Common Stock       00845V100   $     2,342      762,870   SH              SOLE
Teledyne Technologies, Inc.                     Common Stock       879360105   $     2,166      148,900   SH              SOLE
ActivCard Corp.                                 Common Stock       00506J107   $     2,132      260,915   SH              SOLE
Monolithic System Technology, Inc               Common Stock       609842109   $     2,102      249,630   SH              SOLE
Finisar Corp.                                   Common Stock       31787A101   $     2,091      913,170   SH              SOLE
Avici Systems, Inc.                             Common Stock       05367L802   $     2,064      330,800   SH              SOLE
Verint Systems, Inc.                            Common Stock       92343X100   $     2,060       96,200   SH              SOLE
Teradyne, Inc.                                  Common Stock       880770102   $     1,944      104,833   SH              SOLE

---------------------------------------------------------------------------------------------------
                                                                        VOTING AUTHORITY
                                                  OTHER      --------------------------------------
NAME OF ISSUER                                   MANAGERS        SOLE        SHARED        NONE
---------------------------------------------------------------------------------------------------
SanDisk Corp.                                                   1,373,005                       460
Lexar Media, Inc.                                               2,266,900
Corning, Inc.                                                   3,789,637                      2161
Zoran Corp.                                                     1,689,682
Comverse Technology, Inc.                                       2,182,585
Electronic Arts, Inc.                                             352,225                       230
Raytheon Co.                                                    1,142,844                       644
Western Digital Corp.                                           2,021,600
Cisco Systems, Inc.                                             1,257,015                       705
UTStarcom, Inc.                                                   768,400
Adobe Systems, Inc.                                               591,307                       362
Anaren, Inc.                                                    1,622,520
Websense, Inc.                                                    960,990
STMicroelectronics N.V. - ADR                                     849,975
Motorola, Inc.                                                  1,699,000
Wind River Systems, Inc.                                        3,474,771                      1786
CACI International, Inc. - A                                      449,500
Stratex Networks, Inc.                                          4,859,591
Concord Communications, Inc.                                    1,328,300
PMC-Sierra, Inc.                                                1,255,700
Aeroflex, Inc.                                                  1,826,770
Tekelec, Inc.                                                     934,400
Hyperion Solutions                                                499,600
Applied Micro Circuits Corp.                                    2,899,900
L-3 Communications Holdings, Inc.                                 320,000
TriQuint Semiconductor, Inc.                                    2,341,500
Roxio, Inc.                                                     1,495,810
NetScreen Technologies, Inc.                                      551,385
FLIR Systems, Inc.                                                470,600
Marvell Technology Group Ltd.                                     300,000
Skyworks Solutions, Inc.                                        1,242,240
Taiwan Semiconductor Manufacturing Co. - ADR                    1,005,783                      2057
Harris Corp.                                                      300,000
eBay, Inc.                                                        191,795                       355
Anteon Corp                                                       332,600
Cree, Inc.                                                        541,900
Intrado, Inc.                                                     417,635
Enterasys Networks, Inc.                                        2,349,500
TranSwitch Corp.                                                3,693,000
SAP AG - ADR                                                      298,115                       460
SunGard Data Systems, Inc.                                        340,000
Powerwave Technologies, Inc.                                    1,310,875
Kopin Corp.                                                     1,137,720
@ Road, Inc.                                                      574,800
Time Warner, Inc.                                                 505,260                      1290
Symantec Corp.                                                    120,225                       210
BEA Systems, Inc.                                                 603,951                      1211
Microsoft Corp.                                                   256,992                       562
Flextronics International, Ltd.                                   482,531                      1451
SpectraLink Corp.                                                 356,700
Herley Industries, Inc.                                           372,400
Progress Software Corp.                                           300,000
Magma Design Automation, Inc.                                     316,664
McData Corp.                                                      521,560
ATI Technologies, Inc.                                            408,300
Intel Corp.                                                       206,920                       640
Oracle Corp.                                                      503,487                      1427
Altera Corp.                                                      294,086                       676
Business Objects SA - ADR                                         219,050                       430
QUALCOMM, Inc.                                                    126,439                       354
Texas Instruments, Inc.                                           226,697                       712
PerkinElmer, Inc.                                                 335,000
TeleCommunication Systems, Inc. - A                             1,181,245
Agilent Technologies, Inc.                                        223,510                       724
Documentum, Inc.                                                  225,000
Xilinx, Inc.                                                      166,168                       488
Electronics For Imaging                                           200,000
InterActiveCorp                                                   136,880                       416
REMEC, Inc.                                                       440,000
ChipPAC, Inc.                                                     723,996                      1286
Celeritek, Inc.                                                   522,200
Amdocs, Ltd.                                                      217,660                       470
Nokia Corp. - ADR                                                 245,120                       775
CIENA Corp.                                                       645,200
Pixar                                                              55,400                       170
Concurrent Computer Corp.                                         968,400
Cox Communications, Inc. - A                                      114,575                       260
EMC Corp.                                                         281,008                       853
Netflix, Inc.                                                     102,500
Alvarion, Ltd.                                                    516,200
OmniVision Technologies, Inc.                                      75,500
Applied Materials, Inc.                                           168,192                       460
PDF Solutions, Inc.                                               271,040
ASML Holding N.V.                                                 224,650                       432
Mercury Interactive Corp.                                          62,700
ViaSat, Inc.                                                      154,300
Microtune, Inc.                                                   922,275
KLA-Tencor Corp.                                                   51,139                       159
Amazon.com, Inc.                                                   50,000
Macromedia, Inc.                                                   98,900
Liberty Media Corp. - A                                           235,864
Agere Systems, Inc. - A                                           762,870
Teledyne Technologies, Inc.                                       148,900
ActivCard Corp.                                                   260,915
Monolithic System Technology, Inc                                 249,630
Finisar Corp.                                                     913,170
Avici Systems, Inc.                                               330,800
Verint Systems, Inc.                                               96,200
Teradyne, Inc.                                                    104,499                       334

Concord EFS, Inc.                               Common Stock       206197105   $     1,914      140,000   SH              SOLE
PEC Solutions, Inc.                             Common Stock       705107100   $     1,887      127,870   SH              SOLE
Microvision, Inc.                               Common Stock       594960106   $     1,841      232,170   SH              SOLE
Cognos, Inc.                                    Common Stock       19244C109   $     1,833       59,100   SH              SOLE
CNET Networks, Inc.                             Common Stock       12613R104   $     1,798      255,400   SH              SOLE
Amkor Technology, Inc.                          Common Stock       031652100   $     1,783      125,500   SH              SOLE
Yahoo!, Inc.                                    Common Stock       984332106   $     1,770       50,000   SH              SOLE
Drugstore.com, Inc.                             Common Stock       262241102   $     1,704      222,700   SH              SOLE
Sealed Air Corp.                                Common Stock       81211K100   $     1,675       35,460   SH              SOLE
Three-Five Systems, Inc.                        Common Stock       88554L108   $     1,653      300,000   SH              SOLE
VeriSign, Inc.                                  Common Stock       92343E102   $     1,649      122,500   SH              SOLE
Drexler Technology Corp                         Common Stock       261876106   $     1,646      117,425   SH              SOLE
Cognizant Tech Solutions Corp.                  Common Stock       192446102   $     1,641       45,000   SH              SOLE
Riverstone Networks, Inc.                       Common Stock       769320102   $     1,622    2,554,983   SH              SOLE
Manhattan Associates, Inc.                      Common Stock       562750109   $     1,553       59,900   SH              SOLE
Raindance Communications, Inc.                  Common Stock       75086X106   $     1,524      552,025   SH              SOLE
Leapfrog Enterprises, Inc.                      Common Stock       52186N106   $     1,520       40,000   SH              SOLE
Take-Two Interactive Software Inc               Common Stock       874054109   $     1,484       43,440   SH              SOLE
Sony Corp.                                      ADR                835699307   $     1,482       42,600   SH              SOLE
WebMD Corporation                               Common Stock       94769M105   $     1,343      150,000   SH              SOLE
Lightbridge, Inc.                               Common Stock       532226107   $     1,319      140,000   SH              SOLE
Digital Insight Corp.                           Common Stock       25385P106   $     1,294       65,000   SH              SOLE
Comcast Corp. - Special CL A                    Common Stock       20030N200   $     1,277       43,100   SH              SOLE
RADWARE LTD.                                    Common Stock       M81873107   $     1,270       70,000   SH              SOLE
Ceragon Networks Ltd.                           Common Stock       M22013102   $     1,197      265,900   SH              SOLE
Fair Isaac, Inc.                                Common Stock       303250104   $     1,179       20,000   SH              SOLE
Genesis Microchip, Inc.                         Common Stock       37184C103   $     1,096       97,500   SH              SOLE
SafeNet, Inc                                    Common Stock       78645R107   $     1,084       30,000   SH              SOLE
O2 Micro International Ltd.                     Common Stock       G6797E106   $       825       57,265   SH              SOLE
Applied Signal Technologies                     Common Stock       038237103   $       798       40,000   SH              SOLE
Retalix Limited                                 Common Stock       M8215W109   $       762       44,205   SH              SOLE
NetIQ Corp.                                     Common Stock       64115P102   $       722       60,500   SH              SOLE
MSC.Software Corp.                              Common Stock       553531104   $       720      100,000   SH              SOLE
Witness Systems, Inc.                           Common Stock       977424100   $       720      155,480   SH              SOLE
Brillian Corporation                            Common Stock       10949P107   $       666       75,000   SH              SOLE
The News Corp. Ltd.                             Common Stock       652487703   $       656       20,000   SH              SOLE
VERITAS Software Corp.                          Common Stock       923436109   $       640       20,600   SH              SOLE
Portal Software, Inc.                           Common Stock       736126301   $       612      210,460   SH              SOLE
Siemens AG - ADR                                Common Stock       826197501   $       582        9,800   SH              SOLE
ARRIS Group, Inc.                               Common Stock       04269Q100   $       578      100,600   SH              SOLE
Autobytel, Inc.                                 Common Stock       05275N106   $       571       60,000   SH              SOLE
Certegy, Inc.                                   Common Stock       156880106   $       562       17,500   SH              SOLE
SkillSoft PLC - ADR                             Common Stock       830928107   $       529       71,022   SH              SOLE
BASF AG                                         Common Stock       055262505   $       516       11,800   SH              SOLE
Maxtor Corporation                              Common Stock       577729205   $       506       41,600   SH              SOLE
J2 Global Communications, Inc.                  Common Stock       46626E205   $       488       12,900   SH              SOLE
Mips Technologies, Inc.                         Common Stock       604567206   $       457      115,000   SH              SOLE
ILOG SA - ADR                                   Common Stock       452360100   $       448       41,700   SH              SOLE
General Motors Corp.- Class H                   Common Stock       370442832   $       425       29,700   SH              SOLE
Sigmatel, Inc.                                  Common Stock       82661W107   $       412       20,000   SH              SOLE
Metro One Telecommunications                    Common Stock       59163F105   $       398      114,005   SH              SOLE
Silicon Image, Inc.                             Common Stock       82705T102   $       382       84,910   SH              SOLE
Infineon Technologies-ADR                       Common Stock       45662N103   $       370       28,700   SH              SOLE
Inet Technologies, Inc.                         Common Stock       45662V105   $       321       25,000   SH              SOLE
Universal Display Corp                          Common Stock       91347P105   $       296       28,500   SH              SOLE
Liveperson, Inc.                                Common Stock       538146101   $       278       68,750   SH              SOLE
Semiconductor HOLDRs Trust                      ADR                816636203   $       237        6,900   SH              SOLE
Vastera, Inc.                                   Common Stock       92239N109   $       224       43,500   SH              SOLE
Ask Jeeves, Inc.                                Common Stock       045174109   $       174       10,000   SH              SOLE
Read-Rite Corp.                                 Common Stock       755246204   $       139      990,000   SH              SOLE
ScanSoft, Inc.                                  Common Stock       80603P107   $       125       29,725   SH              SOLE
Ditech Communications Corporation               Common Stock       25500M103   $        88       10,000   SH              SOLE
Extreme Networks, Inc.                          Common Stock       30226D106   $        80       12,695   SH              SOLE
1-800-FLOWERS.COM, Inc. - A                     Common Stock       68243Q106   $        75       10,000   SH              SOLE
Genuity, Inc. - A                               Common Stock       37248E202   $         4      457,600   SH              SOLE
                                                                          164  $ 1,126,784

Concord EFS, Inc.                                                 140,000
PEC Solutions, Inc.                                               127,870
Microvision, Inc.                                                 232,170
Cognos, Inc.                                                       59,100
CNET Networks, Inc.                                               255,400
Amkor Technology, Inc.                                            125,500
Yahoo!, Inc.                                                       50,000
Drugstore.com, Inc.                                               222,700
Sealed Air Corp.                                                   35,460
Three-Five Systems, Inc.                                          300,000
VeriSign, Inc.                                                    122,500
Drexler Technology Corp                                           117,425
Cognizant Tech Solutions Corp.                                     45,000
Riverstone Networks, Inc.                                       2,554,983
Manhattan Associates, Inc.                                         59,900
Raindance Communications, Inc.                                    552,025
Leapfrog Enterprises, Inc.                                         40,000
Take-Two Interactive Software Inc                                  43,440
Sony Corp.                                                         42,600
WebMD Corporation                                                 150,000
Lightbridge, Inc.                                                 140,000
Digital Insight Corp.                                              65,000
Comcast Corp. - Special CL A                                       43,100
RADWARE LTD.                                                       70,000
Ceragon Networks Ltd.                                             265,900
Fair Isaac, Inc.                                                   20,000
Genesis Microchip, Inc.                                            97,500
SafeNet, Inc                                                       30,000
O2 Micro International Ltd.                                        57,265
Applied Signal Technologies                                        40,000
Retalix Limited                                                    44,205
NetIQ Corp.                                                        60,500
MSC.Software Corp.                                                100,000
Witness Systems, Inc.                                             155,480
Brillian Corporation                                               75,000
The News Corp. Ltd.                                                20,000
VERITAS Software Corp.                                             20,300              300
Portal Software, Inc.                                             210,460
Siemens AG - ADR                                                    9,800
ARRIS Group, Inc.                                                 100,600
Autobytel, Inc.                                                    60,000
Certegy, Inc.                                                      17,500
SkillSoft PLC - ADR                                                71,022
BASF AG                                                            11,800
Maxtor Corporation                                                 41,600
J2 Global Communications, Inc.                                     12,900
Mips Technologies, Inc.                                           115,000
ILOG SA - ADR                                                      41,700
General Motors Corp.- Class H                                      29,700
Sigmatel, Inc.                                                     20,000
Metro One Telecommunications                                      114,005
Silicon Image, Inc.                                                84,910
Infineon Technologies-ADR                                          28,700
Inet Technologies, Inc.                                            25,000
Universal Display Corp                                             28,500
Liveperson, Inc.                                                   68,750
Semiconductor HOLDRs Trust                                          6,900
Vastera, Inc.                                                      43,500
Ask Jeeves, Inc.                                                   10,000
Read-Rite Corp.                                                   990,000
ScanSoft, Inc.                                                     29,725
Ditech Communications Corporation                                  10,000
Extreme Networks, Inc.                                             12,695
1-800-FLOWERS.COM, Inc. - A                                        10,000
Genuity, Inc. - A                                                 457,600